INVENTORY (Narrative) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
INVENTORY [abstract]
Inventories expensed	$ 2,681,864
Fair value adjustments on inventories	278,920	$ 0	$ 0
Amortization of inventory	$ 59,089	$ 0	$ 0